Borrowings (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes outstanding rollforward
Notes outstanding, beginning of period	$ 5,427	$ 1,739	$ 1,739	$ 2
Notes issued	1,804	2,367	4,119	1,737
Note repayments / redemptions	(540)	(49)	(431)	0
Notes outstanding, end of period	$ 6,691	$ 4,057	$ 5,427	$ 1,739